Common Stock (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares outstanding	28,912,500		38,684,136
Fubo TV Pre-Merger [Member]
Common stock, shares authorized	18,000,000	22,612,225		22,612,225
Common stock, shares outstanding	2,076,317	2,157,367		2,162,187
Common stock, voting right description	Under the Plan, the board of directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to employees. The exercise price of incentive stock options and nonqualified stock options will be no less than 100% of the fair value per share of the Company's common stock on the date of grant. If an individual owns capital stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Fair value is determined by the board of directors. Employee stock options generally vest 25% on the first anniversary of the grant date and then ratably over the next three years or ratably over 48 months. Nonemployee stock options generally vest ratably over a two-year period. Options expire after 10 years.
Repurchase of common stock
Fubo TV Pre-Merger [Member] | Holders [Member]
Common stock, voting right description	The holders of the Company's common stock are entitled to one vote per share.